Investments in Associates and Joint Ventures - Investment of PLDT Capital Pte. Ltd. or PLDT Capital, in AppCard - Additional Information (Detail) ₱ in Millions	Oct. 09, 2015 PHP (₱)
Appcard [Member] | PLDT Capital Pte. Ltd., or PLDT Capital [Member]
Disclosure Of Investments In Associates And Joint Ventures [Line Items]
Total consideration	₱ 5